iShares
®
LifePath
®
Target Date 2025 ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  27.5%
iShares Core U.S. REIT ETF ................. 1,094 $ 65,421
iShares Russell 1000 ETF ................... 3,854 1,203,373
iShares Russell 2000 ETF ................... 65 14,155
1,282,949
a
Domestic Fixed Income  —  58.9%
iShares 0-5 Year TIPS Bond ETF .............. 5,035 507,176
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 2,758 140,906
iShares 10-20 Year Treasury Bond ETF .......... 2,831 293,292
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 4,625 240,500
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 3,197 167,011
iShares MBS ETF ........................ 6,648 617,200
iShares U.S. Treasury Bond ETF .............. 34,320 783,182
2,749,267
a
Security Shares Value
a
International Equity  —  13.3%
iShares Core MSCI Emerging Markets ETF ....... 2,956 $ 164,413
iShares Core MSCI International Developed Markets
ETF ................................ 6,057 407,454
iShares Global Infrastructure ETF .............. 964 51,796
623,663
a
Total Long-Term Investments — 99.7%
(Cost: $4,295,940) .................................. 4,655,879
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(a)(b)
............................ 13,011 13,011
a
Total Short-Term Securities — 0.3%
(Cost: $13,011) .................................... 13,011
Total Investments — 100.0%
(Cost: $4,308,951) .................................. 4,668,890
Other Assets Less Liabilities — 0.0% ..................... 120
Net Assets — 100.0% ................................. $ 4,669,010
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 126,887 $ — $ (126,935)
(b)
$ 59 $ (11) $ — — $ 85
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 9,791 3,220
(b)
— — — 13,011 13,011 121 —
iShares 0-5 Year
TIPS Bond ETF 327,204 177,294 — — 2,678 507,176 5,035 1,537 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF ... 110,686 37,702 (6,055) (2) (1,425) 140,906 2,758 1,526 —
iShares 10-20 Year
Treasury Bond
ETF ....... 226,012 77,441 (1,640) (26) (8,495) 293,292 2,831 2,673 —
iShares 1-5 Year
Investment
Grade Corporate
Bond ETF ... 199,025 66,790 (25,904) 55 534 240,500 4,625 2,299 —
iShares 5-10 Year
Investment
Grade Corporate
Bond ETF ... 134,903 45,487 (12,622) 12 (769) 167,011 3,197 1,696 —

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
LifePath
®
Target Date 2025 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
MSCI Emerging
Markets ETF . $ 122,714 $ 40,144 $ (4,420) $ 265 $ 5,710 $ 164,413 2,956 $ — $ —
iShares Core MSCI
International
Developed
Markets ETF . 325,172 107,016 (24,362) 994 (1,366) 407,454 6,057 — —
iShares Core U.S.
REIT ETF ... 54,491 19,062 (11,266) 85 3,049 65,421 1,094 713 —
iShares Global
Infrastructure
ETF ....... 38,954 13,322 (4,027) 149 3,398 51,796 964 — —
iShares MBS ETF 470,164 161,653 (5,269) (39) (9,309) 617,200 6,648 5,478 —
iShares Russell
1000 ETF ... 872,491 295,077 (7,545) 338 43,012 1,203,373 3,854 4,141 —
iShares Russell
2000 ETF ... 14,999 4,674 (5,301) 277 (494) 14,155 65 67 —
iShares U.S.
Treasury Bond
ETF ....... 548,512 244,763 — — (10,093) 783,182 34,320 5,385 —
$ 2,167 $ 26,419
$ 4,668,890
$ 25,721 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 4,655,879 $ — $ — $ 4,655,879
Short-Term Securities
Money Market Funds ...................................... 13,011 — — 13,011
$ 4,668,890 $ — $ — $ 4,668,890

iShares
®
LifePath
®
Target Date 2025 ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
3
Schedule of Investments
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security